FINANCIAL INSTRUMENTS - Financial Assets and Liabilities by Categories (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 620	€ 670
Financial liabilities	2,876	3,302
Trade payables and fixed asset payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	966	1,191
Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,868	2,056
Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	42	55
At amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,834	3,247
At amortized cost | Trade payables and fixed asset payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	966	1,191
At amortized cost | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,868	2,056
At amortized cost | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At fair value through profit and loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	35	40
At fair value through profit and loss | Trade payables and fixed asset payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At fair value through profit and loss | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At fair value through profit and loss | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	35	40
At fair value through OCI
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7	15
At fair value through OCI | Trade payables and fixed asset payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At fair value through OCI | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At fair value through OCI | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7	15
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	202	166
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	386	465
Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	32	39
At amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	202	166
At amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	202	166
At amortized cost | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
At amortized cost | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
At fair value through profit and loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	31	37
At fair value through profit and loss | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
At fair value through profit and loss | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
At fair value through profit and loss | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	31	37
At fair value through OCI
Disclosure of detailed information about financial instruments [line items]
Financial assets	387	467
At fair value through OCI | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
At fair value through OCI | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	386	465
At fair value through OCI | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 1	€ 2